Exhibit 99.1

Flagship Credit Auto Trust 2015-2

Automobile Receivables Backed Notes

Sample Automobile Loan Contracts Agreed-Upon Procedures

Report To:

FCA Asset Securities LLC

FC Funding LLC

Wells Fargo Securities, LLC

Deutsche Bank Securities Inc.

J.P. Morgan Securities LLC

20 July 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

FCA Asset Securities LLC

FC Funding LLC

3 Christy Drive, Suite 201

Chadds Ford, Pennsylvania 19317

Wells Fargo Securities, LLC

301 South College Street

Charlotte, North Carolina 28202

Deutsche Bank Securities Inc.

60 Wall Street, 3rd Floor

New York, New York 10005

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Re:	Flagship Credit Auto Trust 2015-2
Automobile Receivables Backed Notes (the “Notes”)
Sample Automobile Loan Contracts Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist FCA Asset Securities LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Automobile Loan Contracts”) relating to the Flagship Credit Auto Trust 2015-2 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, FC Funding LLC (the “Sponsor”), on behalf of the Depositor, provided us with the following information:

a.	Electronic data files labeled:

i.	“FCAT_2015-2_Datatape_06302015.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 30 June 2015 (the “Statistical Calculation Date”) on certain sub-prime automobile loan contracts (the “Statistical Automobile Loan Contracts”) that are expected to be representative of the Automobile Loan Contracts and

ii.	“FCAT_2015-2_Datatape_06302015_Update.xlsx” and the corresponding record layout and decode information (the “Statistical Data File,” together with the Preliminary Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains updated information as of the Statistical Calculation Date for the Statistical Automobile Loan Contracts,

b.	Imaged copies of:

i.	Certain printed screen shots and payment histories from the Sponsor’s (or an affiliate of the Sponsor’s) servicing system (the “System Screen Shots”),

ii.	The retail installment sale contract and amendment or correction letter, if applicable (collectively, the “Contract”),

iii.	The usury adjustment tool screen shot, if applicable (the “Usury Adjustment Tool”),

iv.	The loan invoice, if applicable (the “Loan Invoice”) and

v.	The borrower’s credit report, if applicable (the “Credit Report,” together with the System Screen Shots, Contract, Usury Adjustment Tool and Loan Invoice, the “Source Documents”)

relating to the Sample Automobile Loan Contracts (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which are listed on Exhibit 2 to Attachment A,

d.	Information, assumptions and methodologies (the “FCA Score 4.0 Calculation Methodology”) that the Sponsor, on behalf of the Depositor, indicated are related to the FCA score Sample Characteristic, a copy of which is attached as Exhibit 3 to Attachment A,

e.	Information, assumptions and methodologies (the “FCA Score SC03 Calculation Methodology,” together with the FCA Score 4.0 Calculation Methodology, the “FCA Score Calculation Methodologies”) that the Sponsor, on behalf of the Depositor, indicated are related to the FCA score Sample Characteristic, a copy of which is attached as Exhibit 4 to Attachment A and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, the Source Documents, the Sample Characteristics, the FCA Score Calculation Methodologies and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents, the FCA Score Calculation Methodologies or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Automobile Loan Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Automobile Loan Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Automobile Loan Contracts,

iii.	Whether the originator of the Automobile Loan Contracts complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Automobile Loan Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 July 2015

Attachment A

Procedures we performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 200 Statistical Automobile Loan Contracts from the Preliminary Data File (the “Sample Automobile Loan Contracts”). The Sample Automobile Loan Contracts are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they selected the number of Sample Automobile Loan Contracts that we were instructed to randomly select from the Preliminary Data File.

2.	For each Sample Automobile Loan Contract, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

3.	For each sub-prime automobile loan contract on the Preliminary Data File and Statistical Data File, we compared the contract ID (the “Contract ID”) on the Preliminary Data File to the corresponding Contract ID on the Statistical Data File and noted that all of the Statistical Automobile Loan Contracts included on the Statistical Data File were included on the Preliminary Data File, and no other sub-prime automobile loan contracts other than the Statistical Automobile Loan Contracts were included on the Statistical Data File.

4.	For each Sample Automobile Loan Contract, we compared the Sample Characteristics listed on Exhibit 2, all as shown on the Preliminary Data File, to the corresponding information on the Statistical Data File. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Automobile Loan Contracts

Sample Automobile Loan Contract Number	Contract ID
1	0878322
2	0878694
3	0577692
4	0619239
5	0730341
6	0732388
7	0739953
8	0743633
9	0747766
10	0753038
11	0757963
12	0758953
13	0761007
14	0764852
15	0764985
16	0765123
17	0768119
18	0769984
19	0770248
20	0770768
21	0771212
22	0771634
23	0773549
24	0775999
25	0776161
26	0776278
27	0778225
28	0780882
29	0782029
30	0783159
31	0783480
32	0784082
33	0784710
34	0789537
35	0790162
36	0790667
37	0791061

Sample Automobile Loan Contract Number	Contract ID
38	0791152
39	0791814
40	0792499
41	0793406
42	0795492
43	0796417
44	0796755
45	0799296
46	0802322
47	0802702
48	0804427
49	0804856
50	0805903
51	0806166
52	0807370
53	0809111
54	0811810
55	0812107
56	0812131
57	0812925
58	0813626
59	0818302
60	0818542
61	0820845
62	0820886
63	0821447
64	0821579
65	0822890
66	0823096
67	0825141
68	0825851
69	0826289
70	0826396
71	0827543
72	0829440
73	0830463
74	0833038

Exhibit 1 to Attachment A

Sample Automobile Loan Contract Number	Contract ID
75	0833079
76	0833392
77	0837351
78	0839894
79	0842534
80	0843292
81	0843391
82	0843839
83	0849927
84	0851030
85	0852053
86	0852343
87	0853051
88	0856575
89	0857904
90	0859165
91	0861187
92	0861328
93	0867101
94	0867333
95	0869933
96	0871830
97	0872283
98	0874198
99	0875054
100	0875476
101	0876730
102	0877324
103	0880468
104	0881722
105	4083382
106	4083481
107	4083960
108	4084968
109	4085213
110	4088050
111	4088605
112	70000108268750001
113	70000108302570001

Sample Automobile Loan Contract Number	Contract ID
114	70000108316280001
115	70000108370540001
116	70000108377650001
117	70000108391340001
118	70000108399930001
119	70000108409000001
120	70000108415020001
121	70000108443080001
122	70000108444070001
123	70000108446960001
124	70000108448110001
125	70000108452550001
126	70000108473350001
127	70000108482670001
128	70000108483410001
129	70000108494060001
130	70000108494300001
131	70000108530100001
132	70000108533330001
133	70000108535310001
134	70000108545880001
135	70000108572270001
136	70000108573180001
137	70000108598760001
138	70000108614190001
139	70000108622680001
140	70000108646940001
141	70000108651130001
142	70000108685700001
143	70000108731660001
144	70000108744380001
145	70000108751460001
146	70000108751530001
147	70000108758720001
148	70000108772900001
149	70000108776960001
150	70000108780330001
151	70000108819040001
152	70000108829360001

Exhibit 1 to Attachment A

Sample Automobile Loan Contract Number	Contract ID
153	70000108837930001
154	70000108840490001
155	70000108844370001
156	70000108875050001
157	70000108875540001
158	70000108912000001
159	70000108936850001
160	70000108953590001
161	70000108962580001
162	70000109009100001
163	70000109070550001
164	70000109071960001
165	70000109099450001
166	70000109128080001
167	70000109133760001
168	70000109173360001
169	70000109182430001
170	70000109182760001
171	70000109198030001
172	70000109234820001
173	70000109258260001
174	70000109295390001
175	70000109306440001
176	70000109318810001

Sample Automobile Loan Contract Number	Contract ID
177	70000109364190001
178	70000109375810001
179	70000109423000001
180	70000109424820001
181	70000109430680001
182	70000109432740001
183	70000109444050001
184	70000109461600001
185	70000109482240001
186	70000109488690001
187	70000109492710001
188	70000109527050001
189	70000109544460001
190	70000109544790001
191	70000109545860001
192	70000109573080001
193	70000109578600001
194	70000109595510001
195	70000109603280001
196	70000109612430001
197	70000109620430001
198	70000109645510001
199	70000109684530001
200	70000109760190001

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)
Contract ID	System Screen Shots	i.

Platform	Contract

Note date	System Screen Shots	ii.

Original amount financed	Contract

Original interest rate/APR	(a) Contract or (b) Usury Adjustment Tool	iii., iv.

Original monthly payment amount	(a) Contract or (b) Usury Adjustment Tool	iii., iv.

Original term (months)	Contract

Customer state	System Screen Shots

Vehicle identification number	Contract

Model year	Contract

Model	(a) Contract or (b) System Screen Shots	v.

Current principal balance	System Screen Shots	vi.

Maturity date	(a) Contract, System Screen Shots and recalculation or (b) System Screen Shots and recalculation	vii., viii.

FICO score	(a) System Screen Shots or (b) Credit Report	ix., x.

Original loan-to-value ratio	(a) Contract, System Screen Shots and recalculation or (b) Contract, Loan Invoice and recalculation	xi., xii., xiii., xiv.

Number of deferred payments (extensions)	System Screen Shots	vi.

Number of times delinquent 30 days	System Screen Shots	vi.

Number of times delinquent 60 days	System Screen Shots	vi.

Number of times delinquent 90 days	System Screen Shots	vi.

Remaining term (months)	System Screen Shots, Contract and recalculation	vi., xv.

Bankruptcy and repossession	System Screen Shots

Sample Characteristic	Source Document(s)	Notes
Product type	System Screen Shots	xvi., xvii.
FCA score	System Screen Shots and recalculation	xviii., xix., xx.

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the note date Sample Characteristic for each Sample Automobile Loan Contract with a platform value of “FCA,” as shown on the Preliminary Data File (the “Sample FCA Automobile Loan Contracts”), the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- six days or less.

iii.	For the purpose of comparing the original interest rate/APR and original monthly payment amount Sample Characteristics for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract numbers 4, 8, 41, 72, 82 and 101), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

iv.	For the purpose of comparing the original interest rate/APR and original monthly payment amount Sample Characteristics for Sample Automobile Loan Contract numbers 4, 8, 41, 72, 82 and 101, the Sponsor, on behalf of the Depositor, instructed us to use the Usury Adjustment Tool as the Source Document.

v.	For the purpose of comparing the model Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document when the model, as shown on the Contract, is different than the model that is shown on the Preliminary Data File.

Additionally, for the purpose of comparing the model Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations and truncations.

Exhibit 2 to Attachment A

Notes: (continued)

vi.	The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Calculation Date. For the purpose of comparing the:

a.	Current principal balance,

b.	Number of deferred payments (extensions),

c.	Number of times delinquent 30 days,

d.	Number of times delinquent 60 days,

e.	Number of times delinquent 90 days and

f.	Remaining term (months)

Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Calculation Date.

vii.	For the purpose of comparing the maturity date Sample Characteristic for each Sample FCA Automobile Loan Contract (except for Sample Automobile Loan Contract numbers 23, 31, 40 and 60, which are Sample FCA Automobile Loan Contracts), the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:

a. Original term (months), as shown on the Contract, to

b. First payment date, as shown on the System Screen Shots.

viii.	For the purpose of comparing the maturity date Sample Characteristic each Sample Automobile Loan Contract which is not a Sample FCA Automobile Loan Contract (the “Sample CFC Automobile Loan Contracts”) and for Sample Automobile Loan Contract numbers 23, 31, 40 and 60, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:

a.	Remaining payments (in months) to

b.	Updated first payment date,

both as shown on the System Screen Shots (subject to the instructions described in the final paragraph of this note viii. with regards to the updated first payment date).

For the purpose of recalculating the maturity date Sample Characteristic for the Sample Automobile Loan Contracts described in the preceding paragraph, the Sponsor, on behalf of the Depositor, instructed us to use the latest updated first payment date, as shown on the System Screen Shots, in cases in which more than one updated first payment date was shown on the System Screen Shots.

ix.	For the purpose of comparing the FICO score Sample Characteristic for each Sample Automobile Loan Contract that has a portfolio value of “FCA” or “CFC,” as shown on the Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to use the highest FICO score value that is shown on the System Screen Shots in cases in which more than one FICO score is shown on the System Screen Shots.

Exhibit 2 to Attachment A

Notes: (continued)

x.	For the purpose of comparing the FICO score Sample Characteristic for each Sample Automobile Loan Contract that has a portfolio value of “miles,” as shown on the Preliminary Data File (the “Sample Military FCA Automobile Loan Contracts”), the Sponsor, on behalf of the Depositor, instructed us to use the FICO score that is shown on the Credit Report.

xi.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample FCA Automobile Loan Contract that is not a Sample Military FCA Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

	a.	Dividing the:

		i.	Original amount financed, as shown on the Contract, by

		ii.	Adj. wholesale, as shown on the System Screen Shots, and

	b.		Rounding the resulting percentage obtained in a. above to the second decimal (XX.XX%).

xii.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample CFC Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

	a.	Dividing the:

		i.	Original amount financed, as shown on the Contract, by

		ii.	Total value, as shown on the System Screen Shots, and

	b.	Rounding the resulting percentage obtained in a. above to the second decimal (XX.XX%).

xiii.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Military FCA Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

	a.	Dividing the:

		i.	Original amount financed, as shown on the Contract, by

		ii.	Adj. wholesale, as shown on the Loan Invoice, and

	b.		Rounding the resulting percentage obtained in a. above to the second decimal (XX.XX%).

xiv.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

Exhibit 2 to Attachment A

Notes: (continued)

xv.	For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by:

	a.	Subtracting the:

		i.	Number of payments paid, as shown on the System Screen Shots, from

		ii.	Original term (months), as shown on the Contract and

	b.		Adding the number of deferred payments (extensions), as shown on the System Screen Shots, to the result obtained in a. above,

subject to the instructions described in the succeeding paragraph of this note xv.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Calculation Date. For the purpose of recalculating the number of payments paid and number of deferred payments (extensions) for the recalculation described above, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Calculation Date.

xvi.	For the purpose of comparing the product type Sample Characteristic for each Sample FCA Automobile Loan Contract that is not a Sample Military FCA Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us that a product type of “direct auto retail” on the Preliminary Data File corresponds to a product type of “blue yield” on the System Screen Shots.

xvii.	We were instructed by the Sponsor, on behalf of the Depositor, not to compare the product type Sample Characteristic for Sample Military FCA Automobile Loan Contracts.

xviii.	We were instructed by the Sponsor, on behalf of the Depositor, not to compare the FCA score Sample Characteristic for Sample CFC Automobile Loan Contracts and Sample Military FCA Automobile Loan Contracts.

xix.	For the purpose of comparing the FCA score Sample Characteristic for each Sample FCA Automobile Loan Contract (except for Sample Military FCA Automobile Loan Contracts and Sample Automobile Loan Contract numbers 3 and 4), the Sponsor, on behalf of the Depositor, instructed us to compare the FCA Score 4.0 value, as shown on the Preliminary Data File, to the corresponding FCA score value we recalculated using (a) information on the System Screen Shots and (b) the FCA Score 4.0 Calculation Methodology provided by the Sponsor, on behalf of the Depositor, that is attached as Exhibit 3 to Attachment A.

Exhibit 2 to Attachment A

Notes: (continued)

xx.	For the purpose of comparing the FCA score Sample Characteristic for Sample Automobile Loan Contract numbers 3 and 4, the Sponsor, on behalf of the Depositor, instructed us to compare the FCA Score SC03 value, as shown on the Preliminary Data File, to the corresponding FCA score value we recalculated using (a) information on the System Screen Shots and (b) the FCA Score SC03 Calculation Methodology provided by the Sponsor, on behalf of the Depositor, that is attached as Exhibit 4 to Attachment A.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

FCA Score 4.0 Calculation Methodology

[Redacted.]

Exhibit 4 to Attachment A

FCA Score SC03 Calculation Methodology

[Redacted.]

Exhibit 5 to Attachment A

Sample Characteristic Differences

Sample Automobile Loan Contract Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
4	Model year	2012	2010
5	Model year	2014	2015
10	Model year	2008	2007